Income Taxes - Reconciliation of U.S Federal Statutory Rate to Consolidated Effective Tax Rate (Detail)	12 Months Ended				24 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 21, 2017
Income Taxes [Line Items]
U.S. federal statutory income tax rate		21.00%	35.00%	35.00%
Net state taxes		2.90%	1.10%	1.40%
Tax credits		(0.30%)	(0.40%)	(0.40%)
Company owned life insurance		0.10%	(1.60%)	(1.20%)
Change in U.S. Federal Income Tax Rate		0.00%	(7.80%)	0.00%
All other differences		1.60%	(1.20%)	(0.90%)
Consolidated effective income tax rate	24.00%	25.30%	25.10%	33.90%	38.00%
Southwest Gas Corporation
Income Taxes [Line Items]
U.S. federal statutory income tax rate		21.00%	35.00%	35.00%
Net state taxes		2.10%	0.60%	0.80%
Tax credits		(0.40%)	(0.40%)	(0.50%)
Company owned life insurance		0.30%	(1.70%)	(1.50%)
Change in U.S. Federal Income Tax Rate		0.00%	(3.60%)	0.00%
All other differences		1.10%	(1.20%)	(0.90%)
Consolidated effective income tax rate	24.00%	24.10%	28.70%	32.90%	38.00%